T. ROWE PRICE Spectrum Income Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
12/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 84.5%
T. Rowe Price Funds:
New Income Fund  1,128,229 30,850 9,182 115,953,789 1,116,635
High Yield Fund  1,140,623 12,731 65,737 163,409,905 1,083,408
Emerging Markets Bond Fund  565,667 11,275 7,650 49,130,107 539,448
Floating Rate Fund  415,808 50,286 – 49,080,012 468,223
GNMA Fund  460,610 6,620 – 49,444,573 462,801
International Bond Fund (USD
Hedged)  376,698 9,555 4,508 36,856,843 373,360
International Bond Fund  306,119 73,997 – 38,682,231 362,066
Corporate Income Fund  337,202 6,383 – 33,437,664 327,689
Dynamic Global Bond Fund  268,002 6,151 – 27,686,943 279,915
Emerging Markets Local
Currency Bond Fund  356,564 6,557 64,377 46,168,798 273,781
Short-Term Bond Fund  266,415 7,459 24,708 51,303,877 248,311
Limited Duration Inflation
Focused Bond Fund  133,352 34,368 1,197 31,812,769 168,608
U.S. Treasury Long-Term Index
Fund  126,014 12,953 – 11,145,097 120,590
U.S. Treasury Intermediate Index
Fund  546 1 – 88,307 528
Total Bond Mutual Funds (Cost $5,514,043) 5,825,363
EQUITY MUTUAL FUNDS 14.0%
T. Rowe Price Funds:
Equity Income Fund  940,079 3,529 81,968 27,204,495 960,863
Total Equity Mutual Funds (Cost $507,328) 960,863
SHORT-TERM INVESTMENTS 1.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.07% (2) 66,128 128,160 88,668 105,620,019 105,620
Total Short-Term Investments (Cost $105,620) 105,620
Total Investments in Securities 100.0%
(Cost $6,126,991) $ 6,891,846
Other Assets Less Liabilities 0.0% 2,180
Net Assets 100.0% $ 6,894,026

T. ROWE PRICE Spectrum Income Fund

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(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 302 S&P 500 E-Mini Index contracts 6/21 (59,908) $ (650)
Net payments (receipts) of variation margin to date 353
Variation margin receivable (payable) on open futures contracts $ (297)

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ — $ (15,896) $ 2,214
Dynamic Global Bond Fund  — 5,762 1,380
Emerging Markets Bond Fund  (465) (29,844) 6,676
Emerging Markets Local Currency Bond Fund  (2,512) (24,963) 3,687
Equity Income Fund  15,904 99,223 3,529
Floating Rate Fund  — 2,129 4,407
GNMA Fund  — (4,429) 590
High Yield Fund  1,222 (4,209) 13,143
International Bond Fund  — (18,050) 905
International Bond Fund (USD Hedged)  (18) (8,385) 1,277
Limited Duration Inflation Focused Bond Fund  — 2,085 —
New Income Fund  (74) (33,262) 4,996
Short-Term Bond Fund  292 (855) 947
U.S. Treasury Intermediate Index Fund  — (19) 1
U.S. Treasury Long-Term Index Fund  — (18,377) 502
U.S. Treasury Money Fund, 0.07% — — 4
Totals $ 14,349# $ (49,090) $ 44,258+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $44,258 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Income Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F88-054Q1 03/21